Lord Abbett Balanced Strategy Fund
BALANCED STRATEGY FUND
INVESTMENT OBJECTIVE
The Fund's investment objective is to seek current income and capital growth.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in "Sales Charges" on page 187 of the Fund's prospectus and "Purchases, Redemptions, Pricing and Payments to Dealers" on page 75 of the Fund's statement of additional information ("SAI").

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees Lord Abbett Balanced Strategy Fund	Class A		Class B	Class C		Class F	Class I	Class P	Class R2	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none		none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	5.00%	1.00%	[2]	none	none	none	none	none
[1]	A CDSC of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.
[2]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lord Abbett Balanced Strategy Fund		Class A		Class B	Class C	Class F	Class I	Class P	Class R2	Class R3
Management Fees		0.10%		0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and Service (12b-1) Fees		0.25%	[1]	1.00%	1.00%	0.10%	none	0.45%	0.60%	0.50%
Other Expenses		0.16%		0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%
Acquired Fund Fees and Expenses		0.69%		0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%
Total Annual Fund Operating Expenses		1.20%		1.95%	1.95%	1.05%	0.95%	1.40%	1.55%	1.45%
Management Fee Waiver	[2]	(0.05%)		(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses After Management Fee Waiver	[2]	1.15%		1.90%	1.90%	1.00%	0.90%	1.35%	1.50%	1.40%
[1]	This amount has been updated from fiscal year amounts to reflect current fees and expenses.
[2]	For the period September 26, 2011 through September 25, 2012, Lord Abbett has contractually agreed to waive 0.05% of its management fee. This agreement may be terminated only upon the approval of the Fund's Board of Trustees.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same (except that the example takes into account the contractual management fee waiver agreement between the Fund and Lord Abbett for the one-year period). The example assumes a deduction of the applicable contingent deferred sales charge ("CDSC"), for the one-year, three-year, and five-year periods for Class B shares, and for the one-year period for Class C shares. Class B shares automatically convert to Class A shares after approximately eight years. The expense example for Class B shares for the ten-year period reflects the conversion to Class A shares. In addition, the example assumes the Fund pays the operating expenses set forth in the fee table above and the Fund's pro rata share of the Class I expenses of the underlying funds. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

If Shares Are Redeemed
Expense Example Lord Abbett Balanced Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	685	929	1,192	1,942
Class B	693	907	1,248	2,076
Class C	293	607	1,048	2,271
Class F	102	329	575	1,278
Class I	92	298	521	1,162
Class P	137	438	761	1,675
Class R2	153	485	840	1,841
Class R3	143	454	787	1,731

If Shares Are Not Redeemed
Expense Example, No Redemption Lord Abbett Balanced Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	685	929	1,192	1,942
Class B	193	607	1,048	2,076
Class C	193	607	1,048	2,271
Class F	102	329	575	1,278
Class I	92	298	521	1,162
Class P	137	438	761	1,675
Class R2	153	485	840	1,841
Class R3	143	454	787	1,731

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11.29% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

This Fund is a "fund of funds" – meaning it invests in other mutual funds rather than directly in portfolio securities. To pursue its objective, the Fund allocates its assets primarily to domestic equity securities and fixed income securities and, to a lesser extent, foreign securities, by investing in a weighted combination of other mutual funds managed by Lord, Abbett & Co. LLC that hold such instruments. The Fund is intended for investors with a moderate risk tolerance who seek growth of principal along with a competitive monthly income.

The Fund's investment exposure through the underlying funds primarily includes the following types of securities and other financial instruments:

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Equity securities of large, mid-sized, and small companies. Equity securities include common stocks, preferred stocks, convertible securities, and equity interests in trusts, partnerships, and limited liability companies. The underlying funds also may invest in securities that have equity characteristics or are tied to the price of stock, such as warrants, rights, and convertible debt securities.

•	Growth stocks of companies that the underlying fund believes exhibit faster-than-average gains in earnings and have the potential to continue profit growth at a high level.

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Value stocks of companies that the underlying fund's portfolio management believes to be underpriced or undervalued according to certain financial measurements of intrinsic worth or business prospects and have the potential for capital appreciation.

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Fixed income securities of various types, including investment grade debt securities, high-yield debt securities, mortgage-related or other asset-backed securities, U.S. Government securities, convertible securities, senior loans, and cash equivalents.

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Multinational and foreign company securities, including (i) multinational and foreign securities traded outside of the U.S., (ii) securities of multinational and foreign companies that primarily are traded on a U.S. securities exchange, and (iii) American Depositary Receipts ("ADRs"), which typically are issued by a U.S. financial institution (such as a bank) and represent a specified number of shares issued by a foreign company.

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Derivatives, including swaps, options, forwards, and futures, which the underlying fund may use to protect gains in the underlying fund's portfolio, hedge against certain risks, efficiently gain investment exposure, or seek to increase the underlying fund's investment returns.

The Fund may sell or reallocate its investment among the underlying funds to secure gains, limit losses, redeploy assets, or satisfy redemption requests, among other reasons. The Fund seeks to remain fully invested in accordance with its investment objective. In response to adverse economic, market or other unfavorable conditions, however, the Fund may invest its assets in a temporary defensive manner.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.

The Fund's investment exposure through the underlying funds consists of investments in domestic and, to a lesser extent, foreign (including emerging market) equity securities and fixed income securities, which may experience significant volatility at times and may fall sharply in response to adverse events. Individual stock prices also may experience dramatic movements in price. In addition to the risks of overall market movements, risks of events affecting a particular industry or sector, and risks that are specific to an individual security, the principal risks of investing in the Fund, which could adversely affect its performance, include:

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Portfolio Management Risk: The strategies used by the Fund's portfolio management to allocate the Fund's assets among the underlying funds, and the strategies used and securities selected by the underlying funds' portfolio management, may fail to produce the intended result and the Fund may not achieve its objective. As a result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, and may generate losses even in a rising market.

•	Large Company Risk: As compared to smaller successful companies, larger companies may be less able to respond quickly to certain market developments and may have slower rates of growth.

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Mid-Sized and Small Company Risk: Securities of mid-sized and small companies generally involve greater risks than investments in larger companies. Mid-sized and small companies may have limited management experience or depth, limited access to capital, or limited products or services, or operate in markets that have not yet been established. Mid-sized and small company securities tend to be more volatile and less liquid than equity securities of larger companies.

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Blend Style Risk: The Fund uses a "blend" strategy to invest in underlying funds that employ both growth and value stocks, or stocks with characteristics of both. The prices of growth stocks may fall dramatically if the company fails to meet earnings or revenue projections. The prices of value stocks may lag the market for long periods of time if the market fails to recognize the company's worth.

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Fixed Income Securities Risk: Fixed income securities are subject to risks including interest rate risk, credit risk, and liquidity risk. Interest rate risk is the risk that a rise in prevailing interest rates will cause the price of a fixed rate debt security to fall. Generally, the longer the maturity of a security or weighted average maturity of an underlying fund, the more sensitive its price is to a rise in interest rates. Credit risk is the risk that the issuer of a debt security owned by an underlying fund may fail to make timely payments of principal or interest, or may default on such payments. A debt security may decline in value if the issuer becomes less creditworthy, even when interest rates are falling. These risks are greatest for the underlying funds' high yield debt securities, which have lower credit ratings. The prices of high-yield bonds in general may decline during periods of uncertainty or market turmoil, and the market for high-yield bonds generally is less liquid than the market for higher-rated securities. Liquidity risk is the risk that there may be few available buyers or sellers for a security, preventing an underlying fund from transacting in a timely manner or at an advantageous price, and subjecting the security to greater price fluctuations.

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Foreign Company Risk: The Fund's investment exposure to foreign (which may include emerging market) companies generally is subject to the risk that the value of securities issued by foreign companies may be adversely affected by political, economic, and social volatility, lack of transparency or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement. These risks generally are greater for emerging market securities.

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Convertible Securities Risk: Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, and interest rate risk. Convertible securities tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for common stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

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Derivatives Risk: Derivatives are subject to certain risks, including the risk that the value of the derivative may not correlate with the value of the underlying security, rate, or index in the manner anticipated by portfolio management. Derivatives may be more sensitive to changes in economic or market conditions and may become illiquid. Derivatives are subject to leverage risk, which may increase the Fund's volatility, and counterparty risk, which means that the counterparty may fail to perform its obligations under the derivative contract.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the "More Information About the Funds – Principal Risks" section in this prospectus.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. Each assumes reinvestment of dividends and distributions. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund's other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart (per calendar year) — Class A Shares*

Best Quarter 2nd Q '09 +15.78%	Worst Quarter 4th Q '08 -15.60%

*	The year-to-date return for Class A shares as of June 30, 2011 was +4.32%.

The table below shows how the average annual total returns of the Fund's Class A, B, C, F, I, P, R2, and R3 shares compare to those of a broad-based securities market index and a more narrowly based index that more closely reflects the market sectors in which the underlying funds of the Fund invest. The Fund's average annual total returns include applicable sales charges as follows: for Class A shares, the current maximum front-end sales charge of 5.75%; for Class B shares, the current CDSC of 4.00% for the one-year period and 1.00% for the five-year period; and for Class C shares, the performance shown is at net asset value ("NAV") because there is no CDSC for Class C shares for any period one year or greater. There are no sales charges for Class F, I, P, R2, and R3 shares. Class B shares automatically convert to Class A shares at approximately eight years after purchase. All returns for Class B shares for periods greater than eight years reflect this conversion.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs"). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns Lord Abbett Balanced Strategy Fund	1 Year	5 Years	10 Years	Life of Class	Inception Date for Performance
Class A	5.46%	3.46%	3.84%
Class A After Taxes on Distributions	4.37%	2.04%	2.40%
Class A After Taxes on Distributions and Sale of Fund Shares	3.75%	2.32%	2.56%
Class B	7.15%	3.84%	3.92%
Class C	11.20%	4.01%	3.80%
Class F	12.16%			1.42%	Sep. 28, 2007
Class I	12.15%	5.02%		5.75%	Oct. 19, 2004
Class P	11.80%	4.58%		7.23%	Dec. 31, 2002
Class R2	11.78%			1.34%	Sep. 28, 2007
Class R3	11.68%			1.00%	Sep. 28, 2007
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes) 12/31/2002	16.93%	2.74%	2.16%	7.49%	Dec. 31, 2002
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes) 10/19/2004	16.93%	2.74%	2.16%	4.96%	Oct. 19, 2004
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes) 9/28/2007	16.93%	2.74%	2.16%	(2.87%)	Sep. 28, 2007
60% Russell 3000 Index/ 40% Barclays Capital U.S. Universal Index (reflects no deduction for fees, expenses, or taxes) 12/31/2002	13.48%	4.39%	4.08%	6.95%	Dec. 31, 2002
60% Russell 3000 Index/ 40% Barclays Capital U.S. Universal Index (reflects no deduction for fees, expenses, or taxes) 10/19/2004	13.48%	4.39%	4.08%	5.44%	Oct. 19, 2004
60% Russell 3000 Index/ 40% Barclays Capital U.S. Universal Index (reflects no deduction for fees, expenses, or taxes) 9/28/2007	13.48%	4.39%	4.08%	1.28%	Sep. 28, 2007